INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in joint ventures (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure of joint ventures [line items]
Balance at the beginning of the year			$ 117,191
Participation in Other Comprehensive Income	$ (64.5)		(209,751)	$ 75,370	$ 302,207
Year-end balance			7,711	117,191
Joint ventures [member]
Disclosure of joint ventures [line items]
Balance at the beginning of the year			117,191	281,237	282,222
Participation in the profit or loss of the period			1,724	1,615	(7,102)
Participation in Other Comprehensive Income				(7)	(2,112)
Capitalization				87	17,282
Allowance for Impairment			(111,783)	(140,691)	(5,892)
Transfers / Reclassification				(12,405)	(3,569)
Exchange difference			579		408
Balance acquired in business combination				(12,645)
Year-end balance			$ 7,711	$ 117,191	$ 281,237

[1]	See note 2.4, “convenience translation into U.S. dollars”.